Intangible Assets (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Mar. 06, 2014	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets (Textual)
Shares issued to licensor of issued equity		3.00%
Shares issued to Los Alamos National Security LLC returned to Caldera	78,750
Royalties at a rate of per annum on net		2.00%
Minimum fee of per annum since entering into the agreement		$ 50,000
Amortization		$ 51,683	$ 51,684